Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total		$ 75,526	$ 268,375	$ 1,088	$ 344,989
North Dakota [Member]
Total			267,923	941
Montana [Member]
Total			$ 452
Alberta [Member]
Total	[1]			$ 147

[1]	Payments made in Canadian dollars were translated into U.S. dollars based on the exchange rate as of December 31, 2025.